The benefit from income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
The benefit from income taxes
Deferred	$ 77,701	$ (707,270)
Effect of offset from Kansas property acquisition		406,946
Benefit from income taxes	77,701	(300,324)
Company calculated a net tax benefit	$ 516,531	$ 300,324